Equity Instruments (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Number of Options
Number of Options, Beginning Balance	322,302
Number of Options, Granted	441,999
Number of Options, Exercised	0
Number of Options, Forfeited/Cancelled	(17,646)
Number of Options, Ending Balance	746,655	322,302
Number of Options Exercisable	323,755
Available for grant at December 31, 2016	1,253,345
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 18.01
Weighted Average Exercise Price, Granted	3.23
Weighted Average Exercise Price, Exercised	0
Weighted Average Exercise Price, Forfeited/Cancelled	4.99
Weighted Average Exercise Price, Ending Balance	3.52	$ 18.01
Weighted Average Exercise Price, Exercisable	$ 3.40
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding (in years)	9 years 2 months 16 days	9 years 3 months 29 days
Weighted Average Remaining Contractual Life, Excercisable (in years)	9 years 1 month 6 days
Luoxis Diagnostics [Member]
Number of Options
Number of Options, Beginning Balance	322,302	0
Number of Options, Granted		326,469
Number of Options, Exercised		0
Number of Options, Forfeited/Cancelled		(4,167)
Number of Options, Ending Balance		322,302
Number of Options Exercisable		139,798
Available for grant at December 31, 2016		511,032
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 18.01	$ 0
Weighted Average Exercise Price, Granted		18.01
Weighted Average Exercise Price, Exercised		0
Weighted Average Exercise Price, Forfeited/Cancelled		18.12
Weighted Average Exercise Price, Ending Balance		18.01
Weighted Average Exercise Price, Exercisable		$ 16.76
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding (in years)		9 years 3 months 29 days
Weighted Average Remaining Contractual Life, Excercisable (in years)		9 years 5 months 1 day